REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Sales
The following table provides disaggregated sales by lines of businesses, geographic destination, market channel or end market, as applicable, for the Company's operating segments:

(In millions)	2025	2024	2023
Electrical Americas
Products	$3,205	$3,009	$2,949
Systems	10,070	8,426	7,149
Total	$13,276	$11,436	$10,098

Electrical Global
Products	$3,885	$3,493	$3,462
Systems	2,930	2,755	2,622
Total	$6,815	$6,248	$6,084

Aerospace
Original Equipment Manufacturers	$1,640	$1,500	$1,350
Aftermarket	1,553	1,312	1,183
Industrial and Other	1,055	931	878
Total	$4,249	$3,744	$3,413

Mobility
Vehicle	$2,505	$2,790	$2,965
eMobility	604	662	636
Total	$3,109	$3,451	$3,601

Total net sales	$27,448	$24,878	$23,196

Schedule of Changes in Deferred Revenue Liabilities
Changes in the deferred revenue liabilities are as follows:

(In millions)	Deferred Revenue
Balance at January 1, 2024	$626
Customer deposits and billings	2,719
Revenue recognized in the period	(2,712)
Translation	(15)
Balance at December 31, 2024	$618
Customer deposits and billings	4,074
Revenue recognized in the period	(3,854)
Deferred revenue from business acquisition	73
Translation	12
Balance at December 31, 2025	$923